Risk management - Schedule of exposure to risk, Spain foreclosed properties (Details) - Spain - Foreclosed properties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets foreclosed
Loans and advances to customers	€ 1,898	€ 2,131	€ 2,448
Changes in property loans
Gross additions	100	100	300
Disposals	(700)	(800)	(1,200)
Difference	(600)	(700)	(900)
Construction and property development
Assets foreclosed
Loans and advances to customers	1,699
Completed buildings
Assets foreclosed
Loans and advances to customers	157
Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	58
Completed buildings | Other
Assets foreclosed
Loans and advances to customers	99
Buildings under construction
Assets foreclosed
Loans and advances to customers	58
Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	58
Land
Assets foreclosed
Loans and advances to customers	1,484
Land | Developed land
Assets foreclosed
Loans and advances to customers	347
Land | Other land
Assets foreclosed
Loans and advances to customers	1,137
Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	162
Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	37
Gross carrying amount
Assets foreclosed
Loans and advances to customers	4,258	4,823	5,506
Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	3,843
Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	481
Gross carrying amount | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	129
Gross carrying amount | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	352
Gross carrying amount | Buildings under construction
Assets foreclosed
Loans and advances to customers	107
Gross carrying amount | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Gross carrying amount | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	107
Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	3,255
Gross carrying amount | Land | Developed land
Assets foreclosed
Loans and advances to customers	776
Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,479
Gross carrying amount | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	334
Gross carrying amount | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	81
Accumulated impairment
Assets foreclosed
Loans and advances to customers	2,360	€ 2,692	€ 3,058
Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	2,144
Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	324
Accumulated impairment | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	71
Accumulated impairment | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	253
Accumulated impairment | Buildings under construction
Assets foreclosed
Loans and advances to customers	49
Accumulated impairment | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Accumulated impairment | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	49
Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	1,771
Accumulated impairment | Land | Developed land
Assets foreclosed
Loans and advances to customers	429
Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	1,342
Accumulated impairment | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	172
Accumulated impairment | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	44
Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	1,746
Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	1,591
Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	282
Impairment losses since time of foreclosure | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	60
Impairment losses since time of foreclosure | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	222
Impairment losses since time of foreclosure | Buildings under construction
Assets foreclosed
Loans and advances to customers	35
Impairment losses since time of foreclosure | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Impairment losses since time of foreclosure | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	35
Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	1,274
Impairment losses since time of foreclosure | Land | Developed land
Assets foreclosed
Loans and advances to customers	260
Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	1,014
Impairment losses since time of foreclosure | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	119
Impairment losses since time of foreclosure | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	€ 36